                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ KIM VINICK                      WASHINGTON, DC            2/13/08
---------------------------------   -----------------------   ------------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-_________________________   __________________________
     [Repeat as necessary.]

Marshfield Associates
FORM 13F
31-Dec-07


                                                                                                          Voting Authority
                                 Title of               Value   Shares/  Sh/  Put/  Invstmt    Other   ---------------------
Name of Issuer                     class     CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
American Express Company         COM       025816109      6549   125900  SH         Sole                125900
Berkshire Hathaway Class A       COM       084670108     32851      232  SH         Sole                   232
Berkshire Hathaway Class B       COM       084670207     51873    10953  SH         Sole                 10953
Brown & Brown, Inc.              COM       115236101     59408  2527979  SH         Sole               2527979
Freddie Mac                      COM       313400301      5348   156960  SH         Sole                156960
HomeFed Corp                     COM       43739D307      1612    26758  SH         Sole                 26758
Johnson & Johnson                COM       478160104      9373   140529  SH         Sole                140529
Legg Mason Inc                   COM       524901105     76602  1047195  SH         Sole               1047195
Leucadia National Corporation    COM       527288104     66432  1410448  SH         Sole               1410448
MDC Holdings                     COM       552676108     40552  1092162  SH         Sole               1092162
Martin Marietta Materials        COM       573284106     81805   616934  SH         Sole                616934
Microsoft Corporation            COM       594918104       553    15534  SH         Sole                 15534
Mohawk Industries                COM       608190104     92173  1238879  SH         Sole               1238879
Montpelier Re Holdings Ltd       COM       G62185106     13846   813990  SH         Sole                813990
Moody's Corp.                    COM       615369105     25273   707934  SH         Sole                707934
Odyssey Re Holdings              COM       67612W108    136350  3714245  SH         Sole               3714245
Old Republic Int'l Corp          COM                       751    48721  SH         Sole                 48721
OneBeacon Insurance Group LT     COM       G67742109     25455  1183931  SH         Sole               1183931
Pfizer Inc.                      COM       717081103      3814   167803  SH         Sole                167803
Toll Brothers Inc.               COM       889478103     61048  3043258  SH         Sole               3043258
Wells Fargo & Company            COM       949746101     95319  3157309  SH         Sole               3157309
White Mountains Insurance Group  COM       G9618E107     80437   156477  SH         Sole                156477
YUM! Brands Inc                  COM       988498101    132236  3455334  SH         Sole               3455334
REPORT SUMMARY                       23 DATA RECORDS   1099660           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.